Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
7.	STOCK-BASED COMPENSATION

The Company has three equity plans:

2014 Amended and Restated Equity Incentive Plan

The board of directors of MGI, a subsidiary of the Company adopted, and MGI’s stockholders approved, the Mohawk Group, Inc. 2014 Equity Incentive Plan on June 11, 2014. On March 1, 2017, MGI’s board of directors adopted, and MGI’s stockholders approved, an amendment and restatement of the 2014 Equity Incentive Plan (as amended, the “Mohawk 2014 Plan”). As of September 30, 2019, options to purchase an aggregate of 366,790 shares of the Company’s common stock were outstanding and 2,608 shares were reserved for awards available for future issuance under the Mohawk 2014 Plan.

2018 Equity Incentive Plan

The Company’s board of directors adopted the Mohawk Group Holdings, Inc. 2018 Equity Incentive Plan (the “Mohawk 2018 Plan”) on October 11, 2018. The Mohawk 2018 Plan was approved by its stockholders on May 24, 2019. As of September 30, 2019, 149,957 shares subject to restricted stock awards and options to purchase 1,530,823 shares of the Company’s common stock were outstanding and 27,366 shares were reserved for awards available for future issuance under the Mohawk 2018 Plan.

Options granted to date under the Mohawk 2014 Plan and the Mohawk 2018 Plan generally vest either: (i) over a four-year period with 25% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date, or (ii) over a three-year period with 33 1/3% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 66 2/3% of the shares vesting on a pro-rata basis over the succeeding twenty-four months, subject to continued service with the Company through each vesting date. Options granted are generally exercisable for up to 10 years subject to continued service with the Company.

2019 Equity Plan

The Company’s board of directors adopted the Mohawk Group Holdings, Inc. 2019 Equity Plan (the “2019 Equity Plan”) on March 20, 2019. The 2019 Equity Plan was approved by its stockholders on May 24, 2019. As of September 30, 2019, an aggregate of 2,426,025 shares of restricted common stock were outstanding, with no shares reserved for future issuance. Restricted shares granted under the 2019 Equity Plan shall vest in substantially equal installments on the 6th, 12th, 18th and 24th monthly anniversary of the closing of the IPO. Awards granted under the 2019 Equity Plan and not previously forfeited upon termination of service carry dividend and voting rights applicable to the Company’s common stock, irrespective of any vesting requirement. Under ASC Topic 718, following the IPO, the Company records stock-based compensation expense related to grants made under the 2019 Equity Plan over the vesting period of the restricted shares.

The following is a summary of stock options activity during the nine months ended September 30, 2019:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance—January 1, 2019	1,867,747	$9.01	9.64	$19,573,295
Options granted	195,975	$9.49
Options exercised	(487)	$4.14		$1,630
Options cancelled	(165,622)	$8.76

Balance—September 30, 2019	1,897,613	$9.10	9.02	$498,451

Exercisable as of September 30, 2019	218,096	$6.31	7.55	$359,753

Vested and expected to vest as of September 30, 2019	1,954,263	$9.13	8.75	$498,451

The weighted-average grant date fair value of options granted during the nine months ended September 30, 2019 was $5.67. There were no grants during the nine months ended September 30, 2018. As of September 30, 2019, the total unrecognized compensation expense related to unvested options was $13.7 million, which the Company expects to recognize over an estimated weighted average period of 2.26 years.

The following are weighted-average assumptions used in the Black-Scholes option-pricing model to determine grant fair value:

	September 30, 2018	September 30, 2019
	Weighted- Average	Weighted- Average
Expected term (in years)	0.00	5.77
Volatility	0.00%	66.72%
Risk-free interest rate	0.00%	1.76%
Dividend Yield	0.000	0.000

A summary of restricted stock activity within the Company’s equity plans and changes for the nine months ended September 30, 2019, is as follows:

Restricted Stock Awards	Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1, 2019	—	$—
Granted	2,645,123	$18.89
Vested	—	$—
Forfeited	(69,141)	$19.50

Nonvested at September 30, 2019	2,575,982	$18.87

Stock-based compensation expense for restricted shares granted was $6.2 million and $7.4 million for the three and nine months ended September 30, 2019, respectively. No restricted shares vested during the nine months ended September 30, 2019.

The weighted-average grant date fair value of restricted shares granted during the nine months ended September 30, 2019 was $18.89 As of September 30, 2019, the total unrecognized compensation expense related to unvested restricted shares was $41.3 million , which the Company expects to recognize over an estimated weighted-average period of 1.75 years.

The table above includes 149,957 of restricted shares that have been granted under the Mohawk 2018 Plan and included in the shares outstanding under that plan and carry dividend or voting rights applicable to the Company’s common shares.

Stock-based compensation expense is allocated based on the cost center to which the award holder belongs. The following table summarizes the total stock-based compensation expense by function for the three and nine months ended September 30, 2018 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
	(in thousands)		(in thousands)
Sales and distribution expenses	5	1,617	11	2,533
Research and development expenses	8	1,327	21	1,878
General and administrative expenses	128	4,772	450	7,424

Total stock-based compensation expense	$141	$7,716	$482	$11,835

11.	STOCK-BASED COMPENSATION

The Company has two equity plans:

2014 Amended and Restated Equity Incentive Plan

MGI’s board of directors adopted, and MGI’s stockholders approved, the Mohawk Group, Inc. 2014 Equity Incentive Plan on June 11, 2014. On March 1, 2017, MGI’s board of directors adopted, and MGI’s stockholders approved, an amendment and restatement of the 2014 Equity Incentive Plan (as amended, the “Mohawk 2014 Plan”). In addition, pursuant to the Merger Agreement, options to purchase 302,911 shares of MGI’s common stock with a weighted-average exercise price of $7.49 issued and outstanding immediately prior to the closing of the Merger were assumed and exchanged for options to purchase 369,885 shares of the Company’s common stock with a weighted-average exercise price of $6.16. As of December 31, 2018, options to purchase an aggregate of 362,693 shares of the Company’s common stock were outstanding and 7,192 shares were reserved for awards available for future issuance under the Mohawk 2014 Plan. Notwithstanding the foregoing, the Mohawk 2014 Plan will continue to govern outstanding awards granted thereunder.

2018 Equity Incentive Plan

The Company’s board of directors adopted the Mohawk Group Holdings, Inc. 2018 Equity Incentive Plan (the “Mohawk 2018 Plan”) on October 11, 2018. The Company’s Mohawk 2018 Plan has not been approved by its stockholders. As of December 31, 2018, options to purchase 1,505,054 shares of the Company’s common stock were outstanding and 203,092 shares were available for future under the Mohawk 2018 Plan.

Options granted to date generally vest over a four-year period with 25% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date. Options granted are generally exercisable for up to 10 years subject to continued service with the Company.

The following is a summary of stock options activity during the year-ended December 31, 2018:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance—January 1, 2018	437,400	$6.01
Options granted	1,547,938	$9.72
Options exercised	(4,465)	$4.13		$14,410
Options cancelled	(113,126)	$7.02

Balance—December 31, 2018	1,867,747	$9.01	9.64	$19,573,295

Exercisable as of December 31, 2018	181,701	$5.85	7.65	$2,480,184
Vested and expected to vest as of December 31, 2018	1,867,747	$9.01	9.64	$19,573,295

Stock-based compensation expense for options granted was $0.2 million and $0.4 million for the years ended December 31, 2017 and 2018, respectively.

The weighted-average grant date fair value of options granted during 2017 and 2018 was $3.51 and $11.78, respectively. As of December 31, 2017 and 2018, the total unrecognized compensation expense related to unvested options was $0.8 million and $18.2 million, respectively, which the Company expects to recognize over an estimated weighted-average period of 1.4 and 2.9 years, respectively.

The following are weighted-average assumptions used in the Black-Scholes option-pricing model with to determine grant fair value:

	2017	2018
	Weighted- Average	Weighted- Average
Expected term (in years)	5.91	5.73
Volatility	53.51%	55.06%
Risk-free interest rate	2.16%	2.59%
Dividend Yield	0.000	0.000

Founder Shares

As part of the initial creation of MGI each of the MGI founders contributed capital and intellectual property in connection with the formation of the business in exchange for shares of common stock. MGI and founders agreed to certain vesting provisions as part of the initial issuance of these shares. These vesting provisions gave the MGI a right to repurchase unvested shares if such founder would exit the Company prior to the completion of such vesting. As such, the MGI recorded no compensation expense upon issuance as the non-vested shares only have value if any of the founders left the business prior to shares fully vesting, and as it was not expected that any founders would terminate prior to full vesting of their shares.

In March 2017, the MGI entered into an agreement with one founder, extending the vesting provisions of these shares by 18 months. As such, MGI valued the remaining shares to vest at their estimated fair-market-value totaling $0.5 million and will expense that amount over the remaining vesting period. For years ended December 31, 2017 and 2018, the Company recorded $0.3 million and $0.2 million in stock-based compensation expense related to this modification.

In March 2017, the MGI entered into an agreement with a second founder, in which the founder agreed to step down from the Board of Directors and any management roles held at the Company and in turn the Company did not exercise its right to repurchase the shares. As such, the MGI valued the remaining unvested shares at their estimated fair-market-value totaling $0.5 million and the Company expensed that amount as stock-based compensation in the period. As of March 2017, that founder has no active role with MGI or the Company.